Share Capital and Warrants	9 Months Ended
Sep. 30, 2023
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

18. SHARE CAPITAL AND WARRANTS
AuthorizedCenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	September 30, 2023		December 31, 2022
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,909,190	16,320	2,001,211	17,016
Issued Upon Exercise of Warrants	2,314	23	9,399	93
Issued Under Stock Option Plans	3,443	54	11,069	170
Purchase of Common Shares Under NCIBs	(29,388)	(251)	(112,489)	(959)
Outstanding, End of Period	1,885,559	16,146	1,909,190	16,320
As at September 30, 2023, there were 45.2 million (December 31, 2022 – 43.1 million) common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
For the nine months ended September 30, 2023, the Company purchased and cancelled 29.4 million common shares through the existing NCIB. The shares were purchased at a volume weighted average price of $24.19 per common share for a total of $711 million. Paid in surplus was reduced by $460 million, representing the excess of the purchase price of the common shares over their average carrying value.
From October 1, 2023, to October 30, 2023, the Company purchased an additional 3.3 million common shares for $89 million. As at October 30, 2023, the Company can further purchase up to 92.5 million common shares under the existing NCIB. The current NCIB will expire on November 8, 2023.
On November 1, 2023, the Company received approval from the Board of Directors to apply to the TSX for an additional NCIB program. Subject to acceptance by the TSX, the Company will be able to purchase up to approximately 133 million common shares for a period of twelve months.
) Issued and Outstanding – Preferred Shares
For the nine months ended September 30, 2023, there were no preferred shares issued. As at September 30, 2023, there were 36 million preferred shares outstanding (December 31, 2022 – 36 million), with a carrying value of $519 million (December 31, 2022 – $519 million).

As at September 30, 2023	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares (1)	Quarterly	6.89%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
(1) The floating-rate dividend was 5.86 percent for the period from December 31, 2022, to March 30, 2023, 6.29 percent for the period from March 31, 2023, to June 29, 2023, and 6.29 percent from June 30, 2023, to September 29, 2023.
Issued and Outstanding – Warrants

	September 30, 2023		December 31, 2022
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	55,720	184	65,119	215
Exercised	(2,314)	(7)	(9,399)	(31)
Purchased and Cancelled	(45,485)	(151)	—	—
Outstanding, End of Period	7,921	26	55,720	184
The exercise price of the Cenovus warrants is $6.54 per share.
On June 14, 2023, Cenovus purchased and cancelled 45.5 million warrants. The price for each warrant purchased represented a price of $22.18 per common share, less the warrant exercise price of $6.54 per common share, for a total of $711 million. Retained earnings was reduced by $560 million, representing the excess of the purchase price of the warrants over their average carrying value, and $2 million in transaction costs.
Cenovus has the option to pay the warrant purchase price of $711 million through the remainder of 2023, with full payment required by January 5, 2024. For the three months ended September 30, 2023, total payments of $600 million were made.